SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 08, 2025	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Common stock , outstanding shares	9,440,362	12,093,741	41,193,052	38,397,052
Prepaid expenses		$ 6,468,024	$ 144,994	$ 29,989
Vendor deposits		$ 6,170,718		$ 664,000
Common Stock [Member]
Shares voluntarily surrendered without consideration, shares	31,752,690